Supplementary Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2021
Supplementary Cash Flow Information [Abstract]
Summary of Net Change In Non-Cash Working Capital Items
Net change in non-cash working capital items is as follows:

	March 31,
As at	2021	2020
	$	$
Accounts receivable and other receivables	(5,289)	7,622
Income taxes receivable	1,450	(407)
Unbilled revenue	(2,154)	2,200
Tax credits receivable	28	185
Prepaids	(944)	377
Accounts payable and accrued liabilities	5,504	(4,673)
Deferred revenue	1,319	435
	(86)	5,739